Financial instruments risk management (Schedule of Exchange Rate Risk) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	₪ 20,540	₪ 20,780
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	26,939	22,614
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	₪ (6,399)	₪ (1,834)